Consolidated Statements of Changes in Shareholders' Equity - CAD ($)	Issued capital	Shares to be Issued	Shares Subscribed	Warrant Reserve	Option Reserve	Deficit	Total
Equity at beginning of period at Dec. 31, 2016	$ 16,320,006	$ 0	$ 0	$ 209,774	$ 3,743,105	$ (18,354,892)	$ 1,917,993
Number of shares outstanding at beginning of period at Dec. 31, 2016	15,001,297
Issue of equity	$ 1,587,799	0	0	0	0	0	1,587,799
Shares issued for Cash	10,585,326
Share issue related cost	$ (22,114)	0	0	11,614	0	0	(10,500)
Exercise of warrants	$ 454,800	0	0	0	0	0	454,800
Shares issued for Exercise of Warrants	2,274,000
Shares issued for acquisition of HealthTab Inc, Value	$ 0	973,333	0	0	0	0	973,333
Shares issued for acquisition of HealthTab Inc, Shares	0
Shares issued for acquisition of HealthTab Inc, Value	$ 0	(973,333)	0	0	0	0	(973,333)
Shares subscribed							0
Increase (decrease) through share-based payment transactions, equity	0	0	0	0	311,389	0	311,389
Net loss and comprehensive loss for the year	$ 0	0	0	0	0	(2,736,717)	(2,736,717)
Number of shares outstanding at end of period at Dec. 31, 2017	27,860,623
Equity at end of period at Dec. 31, 2017	$ 18,340,491	973,333	0	221,388	4,054,494	(21,091,609)	2,498,097
Issue of equity	$ 771,504	0	0	9,332	0	0	780,836
Shares issued for Cash	5,327,335
Exercise of warrants	$ 603,310	0	0	(8,210)	0	0	595,100
Shares issued for Exercise of Warrants	2,975,500
Shares issued for acquisition of HealthTab Inc, Value	$ 773,333	773,333	0	0	0	0	0
Shares issued for acquisition of HealthTab Inc, Shares	2,666,667
Exercise of stock options	$ 69,001	0	0	0	(40,181)	0	28,820
Shares issued for Exercise of Options	131,000
Shares issued for services	$ 43,915	11,167	0	0	0	0	55,082
Shares issued for services	233,450
Shares issued for acquisition of HealthTab Inc, Value	$ (773,333)	(773,333)	0	0	0	0	0
Shares issued for cquisition of Corozon Platform, Value	$ 181,818	0	0	0	0	0	181,818
Shares issued for cquisition of Corozon Platform, Shares	909,090
Acquisition of distribution rights, Value	$ 0	0	0	510,878	0	0	510,878
Acquisition of distribution rights, Shares	0
Shares issued for services	$ (43,915)	(11,167)	0	0	0	0	(55,082)
Shares subscribed							0
Increase (decrease) through share-based payment transactions, equity	0	0	0	0	372,137	0	372,137
Net loss and comprehensive loss for the year	$ 0	0	0	0	0	(4,136,802)	(4,136,802)
Number of shares outstanding at end of period at Dec. 31, 2018	40,103,665
Equity at end of period at Dec. 31, 2018	$ 20,783,372	211,167	0	733,388	4,386,450	(25,228,411)	885,966
Issue of equity	$ 465,760	0	0	171,310	0	0	637,070
Shares issued for Cash	11,058,835
Shares issued for acquisition of HealthTab Inc, Value	$ 100,000	100,000	0	0	0	0	0
Shares issued for acquisition of HealthTab Inc, Shares	1,111,110
Exercise of stock options	$ 39,807	0	0	0	(19,106)	0	20,701
Shares issued for Exercise of Options	73,928
Shares issued for services	$ 11,167	11,167	0	0	0	0	0
Shares issued for services	125,081
Shares issued for acquisition of HealthTab Inc, Value	$ (100,000)	(100,000)	0	0	0	0	0
Shares issued for services	(11,167)	(11,167)	0	0	0	0	0
Shares subscribed	0	0	10,000	0	0	0	10,000
Increase (decrease) through share-based payment transactions, equity	0	0	0	0	86,420	0	86,420
Net loss and comprehensive loss for the year	$ 0	0	0	0	0	(2,105,608)	(2,105,608)
Number of shares outstanding at end of period at Dec. 31, 2019	52,472,619
Equity at end of period at Dec. 31, 2019	$ 21,400,106	$ 100,000	$ 10,000	$ 904,698	$ 4,453,764	$ (27,334,019)	$ (465,451)